Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and leasehold improvements	5 - 50 years
Plant and equipment	3 - 30 years
The cost and accumulated depreciation of property, plant and equipment at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Land and land improvements	$90	$102
Buildings	253	261
Plant and equipment	2,070	2,149
Construction in progress	109	117
Total	2,522	2,629
Less accumulated depreciation	(1,674)	(1,682)
Property, plant, and equipment—net	$848	$947